UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
_811-07851

Franklin Fund Allocator Series
 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 07/31

Date of reporting period: 07/31/20

Item 1. Reports to Stockholders.

1
franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index, advanced
during the 12-month period. Stocks posted strong returns for the first five months of the reporting period, but fell sharply in early 2020 amid investor fears of a global economic
slowdown due to the novel coronavirus (COVID-19)
pandemic, which drove many investors to sell equity
holdings in favor of investments perceived as safe, such as
government bonds and cash. During the last four months
of the period, global equities rebounded due to optimism
about easing lockdown restrictions, vaccine development
and government stimulus measures. Nevertheless, a second
wave of infections and expected restrictions, as well as
renewed tensions between the U.S. and China, weighed on
investor sentiment.
In the U.S., a strong labor market and solid consumer
spending drove economic growth through February
2020. However, government mandates to mitigate the
pandemic beginning in March caused stiff headwinds for
the U.S. economy and equity markets. As a result, the
unemployment rate surged to 14.7% in April as many
businesses, particularly those involved in hospitality, retail and travel, announced mass layoffs.
1
According to the
National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February 2020,
and the country slipped into a deep recession. Equities
began to rebound in the spring amid declining jobless
claims, a decreasing unemployment rate, rising retail sales
and optimism about treatments and potential vaccines for
COVID-19. However, surging infection rates in June and
July dampened economic activity, weekly jobless claims
increased, and second-quarter 2020 gross domestic product
contracted at the fastest annualized rate on U.S. record.
The U.S. Federal Reserve (Fed) supported the U.S.
economy both before and after the onset of the pandemic,
lowering the federal funds target rate three times in
2019 to a range of 1.50%–1.75%. In March 2020, the
Fed implemented two emergency rate cuts, lowering the
federal funds target rate to a range of 0.00%–0.25%, and
announced sweeping quantitative easing measures aimed
at ensuring credit flows to borrowers and supporting credit
markets with unlimited amounts of bond purchasing.
In the eurozone, some analysts forecasted a significant
contraction in 2020, particularly in southern European
countries, as the magnitude of the pandemic’s economic
disruption became apparent. European developed market
equities, as measured by the MSCI Europe Index, declined
slightly for the period. However, easing lockdowns and
robust fiscal stimulus measures late in the reporting period led to a significant rebound from the March 2020 lows.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, advanced
during the 12-month period. Before the pandemic, Asian
stocks were aided by easing trade tensions and the U.S.-
China phase one trade agreement. However, the pandemic
brought dramatically slower economic activity in Asia, as
many businesses halted operations, and manufacturing and
export activity fell sharply in the region’s major economies.
Asian markets generally advanced late in the period,
bolstered by COVID-19 vaccine hopes, fiscal stimulus
measures and economies reopening throughout the region.
Emerging market stocks, as measured by the MSCI
Emerging Markets Index, also advanced for the 12-month
period despite severe pandemic-related declines and
sharply lower commodity prices, which hurt emerging
market economies reliant on these exports. During the last
four months of the reporting period, however, improving
economic activity, higher oil prices, and U.S. dollar weakness led to strong equity performance.
The foregoing information reflects our analysis and opinions as of July 31, 2020. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin Emerging Market Core Equity (IU) Fund
This inaugural annual report for Franklin Emerging Market
Core Equity (IU) Fund covers the period since the Fund’s
performance inception on September 30, 2019, through July
31, 2020.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in equity securities of issuers located in “emerging market
countries,” as defined in the Fund’s prospectus.
Performance Overview
The Fund posted a +7.96% cumulative total return for the
period since its performance inception on September 30,
2019, through July 31, 2020. In comparison, the MSCI
Emerging Markets (EM) Index, which measures performance
of global emerging market stocks, posted a +10.23% total
return for the same period.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits, country weight limits and security weight limit
constraints.
Manager’s Discussion
During the period under review, the Fund underperformed its
investable universe, as represented by the MSCI EM Index.
From a sector perspective, stock selection and
underweightings in industrials and materials, along with an
overweighting and stock selection in information technology, contributed to the Fund’s relative results. In contrast, stock selection within consumer discretionary, consumer staples
and communication services detracted from relative results.
Geographic Composition
7/31/20
% of Total
Net Assets
Asia 80.6%
Europe 6.7%
Latin America & Caribbean 6.0%
Middle East & Africa 5.4%
North America 0.4%
Short-Term Investments & Other Net Assets 0.9%
Portfolio Composition
7/31/20
% of Total
Net Assets
Banks 13.1%
Semiconductors & Semiconductor Equipment 10.9%
Internet & Direct Marketing Retail 9.8%
Interactive Media & Services 6.1%
Technology Hardware, Storage & Peripherals 4.3%
Metals & Mining 3.4%
Capital Markets 2.5%
Insurance 2.9%
Wireless Telecommunication Services 2.9%
Household Products 2.9%
Entertainment 2.7%
Oil, Gas & Consumable Fuels 2.7%
IT Services 2.7%
Real Estate Management & Development 2.6%
Food Products 2.4%
Health Care Equipment & Supplies 2.3%
Pharmaceuticals 2.1%
Construction Materials 2.0%
Commercial Services & Supplies 1.7%
Electronic Equipment, Instruments &
Components 1.5%
Specialty Retail 1.3%
Food & Staples Retailing 1.1%
Household Durables 1.1%
Other 14.1%
Short-Term Investments & Other Net Assets 0.9%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
21
.

Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
Regionally, stock selection within Europe and an
underweighting in Latin America and the Caribbean
contributed to relative results. In contrast, stock selection in
Asia and the Middle East and Africa region detracted from
relative results.
Thank you for your participation in Franklin Emerging Market
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 8.0%
Semiconductors & Semiconductor Equipment,
Taiwan
Alibaba Group Holding Ltd. 6.6%
Internet & Direct Marketing Retail, China
Tencent Holdings Ltd. 5.7%
Interactive Media & Services, China
Samsung Electronics Co. Ltd. 3.0%
Technology Hardware, Storage & Peripherals,
South Korea
MMC Norilsk Nickel PJSC 2.1%
Metals & Mining, Russia
China Mobile Ltd. 2.1%
Wireless Telecommunication Services, China
Hindustan Unilever Ltd. 2.0%
Household Products, India
Bank of China Ltd. 1.9%
Banks, China
China Construction Bank Corp. 1.7%
Banks, China
Tata Consultancy Services Ltd. 1.6%
IT Services, India
Top 10 Countries
7/31/20
a
% of Total
Net Assets
a a
China 41.7%
Taiwan 15.2%
India 8.9%
South Korea 8.9%
Brazil 4.8%
Russia 4.3%
Malaysia 3.0%
South Africa 2.8%
Saudi Arabia 1.7%
Thailand 1.2%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of July 31, 2020
Franklin Emerging Market Core Equity (IU) Fund
4
franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/20

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return

Average Annual
Total Return

–
Since Inception (9/30/19)

+7.96% +7.96%
See page 6 for Performance Summary footnotes.

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 6 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
9/30/19 – 7/31/20

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those as-
sociated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets.
To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.
A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions;
terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 9/30/19.
5. Source: Morningstar. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global emerging markets.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/30/19–7/31/20)
Net Investment
Income
$0.2072
Total Annual Operating Expenses

With Fee
Waiver
Without Fee
Waiver
0.00% 0.28%

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/20
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1043.60 $0.00 $1,024.86 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin International Core Equity (IU) Fund
This inaugural annual report for Franklin International
Core Equity (IU) Fund covers the period since the Fund’s
performance inception on August 19, 2019, through July 31,
2020.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets in equity securities. The Fund intends to invest predominantly
in non-U.S. issuers.
Performance Overview
The Fund posted a +5.58% cumulative total return for the
period since its performance inception on August 19, 2019,
through July 31, 2020. In comparison, the MSCI Europe,
Australasia, Far East (EAFE) Index, which measures equity
market performance of developed markets, excluding the
U.S. and Canada, posted a +2.20% total return for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits, country weight limits and security weight limit
constraints.
Manager’s Discussion
During the period under review, the Fund outperformed its
investable universe, as represented by the MSCI EAFE
Index.
Geographic Composition
7/31/20
% of Total
Net Assets
Europe 57.0%
Asia 31.3%
Australia & New Zealand 8.2%
Middle East & Africa 1.3%
Short-Term Investments & Other Net Assets 2.2%
Portfolio Composition
7/31/20
% of Total
Net Assets
Pharmaceuticals 9.6%
Capital Markets 6.9%
Professional Services 5.8%
Machinery 4.1%
Metals & Mining 4.1%
Wireless Telecommunication Services 4.1%
Banks 4.1%
Oil, Gas & Consumable Fuels 3.9%
Food & Staples Retailing 3.8%
Insurance 3.5%
IT Services 3.2%
Diversified Telecommunication Services 3.0%
Software 2.7%
Household Durables 2.6%
Textiles, Apparel & Luxury Goods 2.6%
Electrical Equipment 2.6%
Health Care Equipment & Supplies 2.5%
Chemicals 2.1%
Biotechnology 2.1%
Food Products 1.9%
Specialty Retail 1.9%
Semiconductors & Semiconductor Equipment 1.9%
Building Products 1.8%
Equity Real Estate Investment Trusts (REITs) 1.7%
Real Estate Management & Development 1.5%
Diversified Financial Services 1.5%
Multi-Utilities 1.4%
Automobiles 1.3%
Electric Utilities 1.1%
Other 8.5%
Short-Term Investments & Other Net Assets 2.2%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
29
.

Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
From a sector perspective, stock selection within financials, materials and industrials, as well as an overweighting
in health care, added relative value. In contrast, stock
selection within utilities, an overweighting in energy and an underweighting in consumer staples detracted from relative
results.
Regionally, stock selection within Australia and New
Zealand, Asia, and Europe contributed to relative results,
while a slight overweighting in Latin America detracted.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency,
an investment traded in that foreign currency will go
down in value because it will be worth fewer U.S. dollars.
This can have a negative effect on Fund performance.
Conversely, when the U.S. dollar weakens in relation to
a foreign currency, an investment traded in that foreign
currency will increase in value, which can contribute to
Fund performance. For the period ended July 31, 2020, the
U.S. dollar declined in value relative to many currencies in which the Fund’s investments were traded. As a result, the
Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure. However, one cannot expect the same
result in future periods.
Thank you for your participation in Franklin International
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Roche Holding AG 3.6%
Pharmaceuticals, Switzerland
Koninklijke Ahold Delhaize NV 2.3%
Food & Staples Retailing, Netherlands
Hong Kong Exchanges & Clearing Ltd. 2.1%
Capital Markets, Hong Kong
NTT DOCOMO, Inc. 1.9%
Wireless Telecommunication Services, Japan
Fujitsu Ltd. 1.9%
IT Services, Japan
KDDI Corp. 1.8%
Wireless Telecommunication Services, Japan
Novartis AG 1.8%
Pharmaceuticals, Switzerland
Novo Nordisk A/S 1.8%
Pharmaceuticals, Denmark
Tokyo Electron Ltd. 1.6%
Semiconductors & Semiconductor Equipment,
Japan
Wolters Kluwer NV 1.6%
Professional Services, Netherlands
Top 10 Countries
7/31/20
a
% of Total
Net Assets
a a
Japan 26.6%
Switzerland 12.1%
United Kingdom 11.1%
France 8.4%
Australia 7.6%
Netherlands 6.5%
Germany 4.3%
Hong Kong 4.0%
Sweden 3.5%
Denmark 3.3%

Performance Summary as of July 31, 2020
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Since Inception (8/19/19)
4
+5.58% +5.58%
See page 12 for Performance Summary footnotes.

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 12 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19 – 7/31/20

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-
made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: FactSet: The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/19/19–7/31/20)
Net Investment
Income
$0.2371
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.14%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/20
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $947.50 $0.00 $1,024.86 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin U.S. Core Equity (IU) Fund
This inaugural annual report for Franklin U.S. Core Equity
(IU) Fund covers the period since the Fund’s performance
inception on August 19, 2019, through July 31, 2020.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets in
U.S. equity securities.
Performance Overview
The Fund posted a +15.09% cumulative total return for
the period since its performance inception on August 19,
2019, through July 31, 2020. In comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
), which tracks the broad U.S.
stock market, posted a +13.94% total return for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits and security weight limit constraints.
Manager’s Discussion
During the period under review, the Fund outperformed its
investable universe, as measured by the S&P 500.
Stock selection within industrials, financials and
communication services, as well as a modest
underweighting in financials, contributed to relative returns.
In contrast, stock selection and an underweighting in real
estate, as well as stock selection in information technology, detracted from relative performance.
Portfolio Composition
7/31/20
% of Total
Net Assets
Software 12.7%
Capital Markets 6.7%
Interactive Media & Services 6.2%
Technology Hardware, Storage & Peripherals 6.0%
Health Care Equipment & Supplies 4.9%
Internet & Direct Marketing Retail 4.6%
Semiconductors & Semiconductor Equipment 3.6%
Biotechnology 3.2%
Specialty Retail 3.1%
IT Services 3.1%
Pharmaceuticals 3.1%
Household Products 2.9%
Oil, Gas & Consumable Fuels 2.8%
Equity Real Estate Investment Trusts (REITs) 2.8%
Aerospace & Defense 2.4%
Food & Staples Retailing 2.1%
Entertainment 2.0%
Diversified Telecommunication Services 2.0%
Chemicals 1.8%
Machinery 1.8%
Banks 1.6%
Textiles, Apparel & Luxury Goods 1.5%
Industrial Conglomerates 1.2%
Health Care Technology 1.1%
Road & Rail 1.1%
Beverages 1.1%
Electric Utilities 1.1%
Other 11.7%
Short-Term Investments & Other Net Assets 1.8%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
36
.

Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin U.S. Core Equity
(IU) Fund. We look forward to serving your future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 6.3%
Software, United States
Apple, Inc. 5.7%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 4.4%
Internet & Direct Marketing Retail, United States
Alphabet, Inc. 3.5%
Interactive Media & Services, United States
Facebook, Inc. 2.5%
Interactive Media & Services, United States
Lockheed Martin Corp. 1.5%
Aerospace & Defense, United States
Procter & Gamble Co. (The) 1.4%
Household Products, United States
S&P Global, Inc. 1.4%
Capital Markets, United States
Accenture PLC 1.2%
IT Services, United States
Adobe, Inc. 1.2%
Software, United States

Performance Summary as of July 31, 2020
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Since Inception (8/19/19)
4
+15.09% +15.09%
See page for 18 Performance Summary footnotes.

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page for 18 Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19 – 7/31/20

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund focuses on particular industries, sectors or types of invest-
ment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictability of U.S. legislation on financial reform, health care, tax reform and infrastructure; risks of trade wars; and persistently low or negative interest rates. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: FactSet. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/19/19–7/31/20)
Net Investment
Income
$0.1743
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.10%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/20
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,047.10 $0.00 $1,024.86 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.33
Net realized and unrealized gains (losses) ............................................................. 0.45
Total from investment operations ...................................................................... 0.78
Less distributions from:
Net investment income ............................................................................ (0.21)
Net realized gains ............................................................................... (—)
d
Total distributions ................................................................................. (0.21)
Net asset value, end of year ......................................................................... $10.57
Total return
e
..................................................................................... 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction ...................................... 0.17%
Expenses net of waiver and payments by affiliates ......................................................... 0.01%
Expenses net of waiver and payments by affiliates and expense reduction ....................................... —%
Net investment income ............................................................................. 3.44%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $138,590
Portfolio turnover rate .............................................................................. 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-reoccurring expenses, if any.

Franklin Fund Allocator Series
Statement of Investments, July 31, 2020
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a
Common Stocks 96.6%
Air Freight & Logistics 0.3%
Hyundai Glovis Co. Ltd. ................................. South Korea 4,055 $ 379,044
Automobiles 0.4%
a,b
BAIC Motor Corp. Ltd. , H , 144A , Reg S ..................... China 344,000 $ 167,758
Brilliance China Automotive Holdings Ltd. ................... China 166,000 169,512
Hero MotoCorp Ltd. ................................... India 5,240 186,376
523,646
Banks 11.2%
Agricultural Bank of China Ltd. , H ......................... China 3,445,000 1,222,802
Bank of China Ltd. , H .................................. China 7,803,000 2,598,486
Bank of Communications Co. Ltd. , A ....................... China 507,700 346,390
Bank of Communications Co. Ltd. , H ....................... China 1,064,000 590,616
BDO Unibank, Inc. .................................... Philippines 81,880 146,500
BNK Financial Group, Inc. ............................... South Korea 60,398 260,290
China CITIC Bank Corp. Ltd. , H ........................... China 1,908,000 832,514
China Construction Bank Corp. , H ......................... China 3,254,000 2,372,606
China Everbright Bank Co. Ltd. , A ......................... China 478,300 259,231
China Everbright Bank Co. Ltd. , H ......................... China 679,000 255,182
China Minsheng Banking Corp. Ltd. , A ...................... China 456,700 362,703
China Minsheng Banking Corp. Ltd. , H ..................... China 1,370,000 862,901
Chongqing Rural Commercial Bank Co. Ltd. , H ............... China 504,000 204,300
Hana Financial Group, Inc. .............................. South Korea 66,797 1,652,727
Industrial & Commercial Bank of China Ltd. , H ................ China 1,481,000 867,785
Industrial Bank Co. Ltd. , A ............................... China 260,501 584,733
Kasikornbank PCL .................................... Thailand 97,000 252,236
KB Financial Group, Inc. ................................ South Korea 14,266 420,970
a,b
Moneta Money Bank A/S , 144A , Reg S ..................... Czech Republic 92,408 210,409
Shanghai Pudong Development Bank Co. Ltd. , A .............. China 374,401 555,818
Shinhan Financial Group Co. Ltd. ......................... South Korea 24,102 603,026
15,462,225
Beverages 0.5%
Arca Continental SAB de CV ............................. Mexico 101,400 500,198
Carlsberg Brewery Malaysia Bhd. ......................... Malaysia 33,500 200,065
700,263
Biotechnology 0.4%
Hualan Biological Engineering, Inc. , A ...................... China 25,940 241,638
c
Shenzhen Kangtai Biological Products Co. Ltd. , A ............. China 8,900 287,167
528,805
Building Products 0.3%
China Lesso Group Holdings Ltd. ......................... China 200,000 386,943
Capital Markets 2.1%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 117,900 1,433,817
China Cinda Asset Management Co. Ltd. , H ................. China 1,470,000 277,225
a,b
HDFC Asset Management Co. Ltd. , 144A , Reg S ............. India 9,298 299,795
Hithink RoyalFlush Information Network Co. Ltd. , A ............ China 6,094 124,946
Meritz Securities Co. Ltd. ............................... South Korea 60,118 155,241
Moscow Exchange MICEX-RTS PJSC ..................... Russia 252,190 453,560
c
Noah Holdings Ltd. , ADR ............................... China 7,400 225,478
2,970,062
Chemicals 0.8%
Advanced Petrochemical Co. ............................ Saudi Arabia 45,600 621,486
b
PhosAgro PJSC , GDR , Reg S ............................ Russia 31,509 372,347

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Pidilite Industries Ltd. .................................. India 8,826 159,513
1,153,346
Commercial Services & Supplies 1.7%
a,b
A-Living Services Co. Ltd. , H , 144A , Reg S .................. China 41,119 $ 232,244
Country Garden Services Holdings Co. Ltd. .................. China 308,000 1,858,286
S-1 Corp. ........................................... South Korea 3,697 280,019
2,370,549
Communications Equipment 0.6%
Accton Technology Corp. ................................ Taiwan 106,000 828,493
Construction & Engineering 0.2%
Daelim Industrial Co. Ltd. ............................... South Korea 3,888 272,672
Construction Materials 2.0%
Anhui Conch Cement Co. Ltd. , A .......................... China 50,282 442,850
Anhui Conch Cement Co. Ltd. , H .......................... China 185,000 1,399,006
China National Building Material Co. Ltd. , H ................. China 188,000 291,963
China Resources Cement Holdings Ltd. .................... China 432,000 591,453
2,725,272
Consumer Finance 0.7%
Krungthai Card PCL ................................... Thailand 171,700 169,573
Muangthai Capital PCL ................................. Thailand 142,200 228,276
c
Srisawad Corp. PCL ................................... Thailand 335,600 516,946
914,795
Diversified Consumer Services 1.0%
a,b
China Yuhua Education Corp. Ltd. , 144A , Reg S .............. China 250,000 241,669
c
GSX Techedu, Inc. , ADR ................................ China 2,000 178,240
c
New Oriental Education & Technology Group, Inc. , ADR ........ China 6,900 967,380
1,387,289
Diversified Financial Services 0.1%
REC Ltd. ............................................ India 154,439 206,058
Diversified Telecommunication Services 1.0%
China Telecom Corp. Ltd. , H ............................. China 2,264,000 672,244
China Unicom Hong Kong Ltd. ........................... China 248,000 137,945
LG Uplus Corp. ....................................... South Korea 25,691 246,587
Ooredoo QPSC ....................................... Qatar 185,545 341,707
1,398,483
Electric Utilities 0.9%
Enel Americas SA ..................................... Chile 2,357,255 365,764
Inter RAO UES PJSC .................................. Russia 8,010,000 625,241
Manila Electric Co. .................................... Philippines 48,720 263,158
1,254,163
Electrical Equipment 0.9%
WEG SA ............................................ Brazil 92,800 1,198,125
Electronic Equipment, Instruments & Components 1.5%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 481,000 1,282,579
LG Innotek Co. Ltd. .................................... South Korea 1,896 256,597
Synnex Technology International Corp. ..................... Taiwan 302,000 450,063
Zhen Ding Technology Holding Ltd. ........................ Taiwan 28,000 128,786
2,118,025

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Energy Equipment & Services 0.4%
Dialog Group Bhd. .................................... Malaysia 633,200 566,629
Entertainment 2.7%
c
CD Projekt SA ........................................ Poland 8,669 $ 929,967
NCSoft Corp. ........................................ South Korea 1,304 885,938
NetEase, Inc. , ADR .................................... China 3,500 1,604,470
c
Pearl Abyss Corp. ..................................... South Korea 878 138,662
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd. , A ......................................... China 29,800 194,929
3,753,966
Equity Real Estate Investment Trusts (REITs) 0.2%
Fibra Uno Administracion SA de CV ....................... Mexico 332,900 268,558
Food & Staples Retailing 1.1%
Abdullah Al Othaim Markets Co. .......................... Saudi Arabia 13,492 430,966
BGF retail Co. Ltd. .................................... South Korea 1,704 177,535
BIM Birlesik Magazalar A/S .............................. Turkey 61,899 632,225
GS Retail Co. Ltd. ..................................... South Korea 5,961 171,538
Sun Art Retail Group Ltd. ............................... China 85,000 118,134
1,530,398
Food Products 2.4%
a,b
Dali Foods Group Co. Ltd. , 144A , Reg S .................... China 343,500 209,932
Henan Shuanghui Investment & Development Co. Ltd. , A ....... China 37,200 291,495
Indofood Sukses Makmur Tbk. PT ......................... Indonesia 573,200 254,049
Nestle India Ltd. ...................................... India 5,329 1,172,062
Nestle Malaysia Bhd. .................................. Malaysia 16,000 535,354
Tingyi Cayman Islands Holding Corp. ...................... China 160,000 298,274
Uni-President China Holdings Ltd. ......................... China 257,000 278,863
Wens Foodstuffs Group Co. Ltd. , A ........................ China 82,440 280,867
3,320,896
Gas Utilities 0.8%
ENN Energy Holdings Ltd. ............................... China 14,700 178,191
GAIL India Ltd. ....................................... India 343,723 443,551
Kunlun Energy Co. Ltd. ................................. China 346,000 289,871
Petronas Gas Bhd. .................................... Malaysia 33,400 132,840
1,044,453
Health Care Equipment & Supplies 2.3%
Hartalega Holdings Bhd. ................................ Malaysia 302,300 1,452,758
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A .......... China 14,100 701,987
Top Glove Corp. Bhd. .................................. Malaysia 175,900 1,077,574
3,232,319
Health Care Technology 0.4%
c
Alibaba Health Information Technology Ltd. .................. China 220,000 608,983
c
Hotels, Restaurants & Leisure 0.5%
Saudi Airlines Catering Co. .............................. Saudi Arabia 9,425 206,880
Yum China Holdings, Inc. ............................... China 9,500 486,780
693,660
Household Durables 1.1%
Coway Co. Ltd. ....................................... South Korea 10,166 653,447
LG Electronics, Inc. .................................... South Korea 8,054 477,526
Nien Made Enterprise Co. Ltd. ........................... Taiwan 33,000 361,494
1,492,467

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Household Products 2.9%
Hindustan Unilever Ltd. ................................. India 93,946 2,767,359
Kimberly-Clark de Mexico SAB de CV , A .................... Mexico 121,600 199,037
Unilever Indonesia Tbk. PT .............................. Indonesia 1,752,700 1,010,264
3,976,660
Industrial Conglomerates 0.2%
CJ Corp. ............................................ South Korea 3,436 237,196
Insurance 2.9%
BB Seguridade Participacoes SA .......................... Brazil 151,600 808,778
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 13,397 423,459
Discovery Ltd. ........................................ South Africa 55,825 363,020
Fubon Financial Holding Co. Ltd. .......................... Taiwan 463,000 657,882
IRB Brasil Resseguros SA ............................... Brazil 175,900 268,745
People's Insurance Co. Group of China Ltd. (The) , H ........... China 1,676,000 545,307
PICC Property & Casualty Co. Ltd. , H ...................... China 842,000 665,387
Rand Merchant Investment Holdings Ltd. ................... South Africa 166,127 309,159
4,041,737
Interactive Media & Services 6.1%
Momo, Inc. , ADR ...................................... China 30,000 554,100
Tencent Holdings Ltd. .................................. China 114,300 7,840,827
8,394,927
Internet & Direct Marketing Retail 9.8%
c
Alibaba Group Holding Ltd. , ADR ......................... China 36,600 $ 9,187,332
CJ ENM Co. Ltd. ...................................... South Korea 2,341 226,053
c
JD.com, Inc. , ADR ..................................... China 10,500 669,795
b,c
Meituan Dianping , B , Reg S ............................. China 31,300 774,570
Naspers Ltd. , N ....................................... South Africa 5,123 932,169
c
Pinduoduo, Inc. , ADR .................................. China 4,200 385,560
c
Vipshop Holdings Ltd. , ADR ............................. China 61,000 1,388,970
13,564,449
IT Services 2.7%
HCL Technologies Ltd. ................................. India 83,611 784,967
Infosys Ltd. .......................................... India 59,018 757,773
Tata Consultancy Services Ltd. ........................... India 71,304 2,163,154
3,705,894
Life Sciences Tools & Services 0.5%
Divi's Laboratories Ltd. ................................. India 18,547 647,958
Machinery 1.0%
Haitian International Holdings Ltd. ......................... China 122,000 280,710
Jiangsu Hengli Hydraulic Co. Ltd. , A ....................... China 18,588 162,495
Sinotruk Hong Kong Ltd. ................................ China 140,000 436,894
Weichai Power Co. Ltd. , H .............................. China 260,000 556,837
1,436,936
Media 0.1%
Megacable Holdings SAB de CV .......................... Mexico 63,900 189,829
Metals & Mining 3.4%
Anglo American Platinum Ltd. ............................ South Africa 8,711 668,708
Kumba Iron Ore Ltd. ................................... South Africa 14,211 459,570
Magnitogorsk Iron & Steel Works PJSC ..................... Russia 284,800 153,793
MMC Norilsk Nickel PJSC ............................... Russia 11,155 2,954,877
Polymetal International plc .............................. Russia 6,762 169,241
Polyus PJSC ......................................... Russia 889 202,852

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining (continued)
c
Vale SA ............................................. Brazil 14,200 $ 165,259
4,774,300
Oil, Gas & Consumable Fuels 2.7%
Adaro Energy Tbk. PT .................................. Indonesia 2,203,000 164,780
CNOOC Ltd. ......................................... China 826,000 871,849
Coal India Ltd. ....................................... India 100,391 172,993
Exxaro Resources Ltd. ................................. South Africa 42,523 335,462
Oil & Natural Gas Corp. Ltd. ............................. India 556,057 580,597
Polski Koncern Naftowy ORLEN SA ....................... Poland 23,679 337,081
Polskie Gornictwo Naftowe i Gazownictwo SA ................ Poland 110,236 150,288
Qatar Fuel QSC ...................................... Qatar 30,773 136,286
Tatneft PJSC ......................................... Russia 129,482 966,132
3,715,468
Personal Products 0.5%
Colgate-Palmolive India Ltd. ............................. India 14,866 282,026
LG Household & Health Care Ltd. ......................... South Korea 336 386,383
668,409
Pharmaceuticals 2.1%
Aurobindo Pharma Ltd. ................................. India 55,685 651,906
Changchun High & New Technology Industry Group, Inc. , A ...... China 5,290 377,130
China Medical System Holdings Ltd. ....................... China 300,000 364,276
CSPC Pharmaceutical Group Ltd. ......................... China 148,000 311,714
Dr Reddy's Laboratories Ltd. ............................. India 13,211 798,897
Richter Gedeon Nyrt. .................................. Hungary 20,354 470,984
2,974,907
Real Estate Management & Development 2.6%
China Overseas Land & Investment Ltd. .................... China 299,500 912,630
China Overseas Property Holdings Ltd. ..................... China 295,000 308,139
c
Emaar Properties PJSC ................................ United Arab
Emirates 1,238,224 875,702
c
KWG Group Holdings Ltd. ............................... China 145,500 259,523
Land & Houses PCL ................................... Thailand 1,972,800 468,418
Logan Group Co. Ltd. .................................. China 158,000 273,818
Poly Developments and Holdings Group Co. Ltd. , A ............ China 145,316 324,525
Ruentex Development Co. Ltd. ........................... Taiwan 117,000 202,356
3,625,111
Semiconductors & Semiconductor Equipment 10.9%
Novatek Microelectronics Corp. ........................... Taiwan 97,000 959,337
Powertech Technology, Inc. .............................. Taiwan 154,000 513,280
Realtek Semiconductor Corp. ............................ Taiwan 36,000 458,239
Shenzhen Goodix Technology Co. Ltd. , A ................... China 5,300 158,452
Silergy Corp. ......................................... China 2,000 119,705
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 764,000 11,093,392
United Microelectronics Corp. ............................ Taiwan 2,428,000 1,836,908
15,139,313
Software 0.3%
Glodon Co. Ltd. , A ..................................... China 15,503 170,120
Hundsun Technologies, Inc. , A ............................ China 14,356 225,369
395,489
Specialty Retail 1.3%
Jarir Marketing Co. .................................... Saudi Arabia 17,565 718,752
JUMBO SA .......................................... Greece 14,176 276,564

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
Mr Price Group Ltd. .................................... South Africa 58,466 432,391
a,b
Topsports International Holdings Ltd. , 144A , Reg S ............ China 278,000 $ 334,787
1,762,494
Technology Hardware, Storage & Peripherals 4.3%
Chicony Electronics Co. Ltd. ............................. Taiwan 128,000 378,258
Inventec Corp. ....................................... Taiwan 516,000 438,473
Quanta Computer, Inc. ................................. Taiwan 270,000 752,637
Samsung Electronics Co. Ltd. ............................ South Korea 84,797 4,132,217
Wistron Corp. ........................................ Taiwan 233,000 272,377
5,973,962
Textiles, Apparel & Luxury Goods 0.6%
Feng TAY Enterprise Co. Ltd. ............................ Taiwan 70,000 418,308
Li Ning Co. Ltd. ....................................... China 39,500 127,318
Page Industries Ltd. ................................... India 1,181 311,861
857,487
Tobacco 0.1%
Eastern Co. SAE ...................................... Egypt 235,094 174,216
Transportation Infrastructure 0.1%
Westports Holdings Bhd. ................................ Malaysia 189,600 175,580
Water Utilities 0.1%
c
Cia de Saneamento Basico do Estado de Sao Paulo ........... Brazil 14,600 170,306
c
Wireless Telecommunication Services 2.9%
China Mobile Ltd. ..................................... China 425,000 2,901,128
Globe Telecom, Inc. ................................... Philippines 7,330 307,766
PLDT, Inc. ........................................... Philippines 5,125 138,859
Turkcell Iletisim Hizmetleri A/S ............................ Turkey 111,053 235,835
Vodacom Group Ltd. ................................... South Africa 53,571 402,508
3,986,096
Total Common Stocks (Cost $ 121,723,576 ) .....................................
133,879,311
Management Investment Companies 0.4%
Capital Markets 0.4%
iShares MSCI Russia ETF ............................... United States 15,400 535,766
Total Management Investment Companies (Cost $ 564,847 ) .......................
535,766
Preferred Stocks 2.1%
Banks 1.9%
d
Banco Bradesco SA , 7.6% .............................. Brazil 110,200 474,047
d
Itau Unibanco Holding SA , 7.48% ......................... Brazil 34,700 178,870
d
Itausa SA , 4.77% ..................................... Brazil 937,400 1,917,370
2,570,287
Personal Products 0.2%
d
LG Household & Health Care Ltd. , 1.54% ................... South Korea 467 279,575
Total Preferred Stocks (Cost $ 3,678,517 ) .......................................
2,849,862

Franklin Fund Allocator Series
Statement of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 55 .
a a
Country Rights a Value
a a a
Rights 0.0%
†
Insurance 0.0%
†
c
IRB Brasil Resseguros SA , 8/12/20 ........................ Brazil 63,236 $ 12,122
Total Rights (Cost $ – ) ........................................................
12,122
Total Long Term Investments (Cost $ 125,966,940 ) ...............................
137,277,061
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 0% ........ United States 769,974 769,974
Total Money Market Funds (Cost $ 769,974 ) .....................................
769,974
Total Short Term Investments (Cost $ 769,974 ) ..................................
769,974
a
Total Investments (Cost $ 126,736,914 ) 99 .7% ...................................
$138,047,035
Other Assets, less Liabilities 0 .3% .............................................
543,449
Net Assets 100.0% ...........................................................
$138,590,484
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,696,594, representing 1.2% of net assets.
b
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2020, the aggregate value of these securities was $2,843,511, representing 2.1% of net assets.
c
Non-income producing.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.25
Net realized and unrealized gains (losses) ............................................................. 0.30
Total from investment operations ...................................................................... 0.55
Less distributions from:
Net investment income ............................................................................ (0.24)
Net asset value, end of year ......................................................................... $10.31
Total return
d
..................................................................................... 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ...................................... 0.08%
Expenses net of waiver and payments by affiliates ......................................................... 0.01%
Expenses net of waiver and payments by affiliates and expense reduction ....................................... —%
Net investment income ............................................................................. 2.57%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $281,150
Portfolio turnover rate .............................................................................. 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Fund Allocator Series
Statement of Investments, July 31, 2020
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a
Common Stocks 97.6%
Airlines 0.2%
a
Deutsche Lufthansa AG ................................ Germany 33,213 $ 291,368
Japan Airlines Co. Ltd. ................................. Japan 23,700 383,603
674,971
Auto Components 0.7%
Cie Generale des Etablissements Michelin SCA .............. France 12,193 1,262,674
a
Faurecia SE ......................................... France 14,930 576,514
1,839,188
Automobiles 1.3%
Fiat Chrysler Automobiles NV ............................ United Kingdom 170,214 1,730,315
Peugeot SA ......................................... France 119,364 1,918,579
3,648,894
Banks 4.1%
Banco de Sabadell SA ................................. Spain 1,120,954 384,723
a
Bank of Ireland Group plc ............................... Ireland 149,355 310,272
a
FinecoBank Banca Fineco SpA ........................... Italy 72,252 1,053,183
ING Groep NV ....................................... Netherlands 372,316 2,595,896
KBC Group NV ....................................... Belgium 14,764 841,718
Shinsei Bank Ltd. ..................................... Japan 40,100 452,977
Standard Chartered plc ................................. United Kingdom 353,231 1,766,244
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 150,100 3,999,253
11,404,266
Beverages 0.1%
Anheuser-Busch InBev SA/NV ........................... Belgium 5,503 298,805
Biotechnology 2.1%
CSL Ltd. ............................................ Australia 22,567 4,389,957
a
Galapagos NV ....................................... Belgium 7,441 1,381,830
5,771,787
Building Products 1.8%
Geberit AG .......................................... Switzerland 7,374 4,069,612
Kingspan Group plc ................................... Ireland 12,427 891,437
4,961,049
Capital Markets 6.9%
3i Group plc ......................................... United Kingdom 206,622 2,378,501
a,b,c
Amundi SA, 144A, Reg S ............................... France 12,448 946,993
Daiwa Securities Group, Inc. ............................. Japan 167,100 741,894
Deutsche Boerse AG ................................... Germany 2,120 385,688
Hargreaves Lansdown plc ............................... United Kingdom 60,886 1,381,897
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 121,100 5,765,991
Japan Exchange Group, Inc. ............................. Japan 13,200 313,417
Magellan Financial Group Ltd. ............................ Australia 27,123 1,178,532
a
Natixis SA ........................................... France 187,274 458,032
Nomura Holdings, Inc. .................................. Japan 232,200 1,092,670
Partners Group Holding AG .............................. Switzerland 3,744 3,626,641
Singapore Exchange Ltd. ............................... Singapore 166,800 995,125
UBS Group AG ....................................... Switzerland 23,159 272,816
19,538,197
Chemicals 1.9%
b,c
Covestro AG, 144A, Reg S .............................. Germany 25,828 1,002,233
EMS-Chemie Holding AG ............................... Switzerland 1,693 1,461,944
Nitto Denko Corp. ..................................... Japan 32,700 1,853,276
Shin-Etsu Chemical Co. Ltd. ............................. Japan 2,200 257,461

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Tosoh Corp. ......................................... Japan 53,900 $ 723,385
5,298,299
Construction & Engineering 0.4%
Obayashi Corp. ....................................... Japan 136,900 1,222,182
Construction Materials 0.2%
Taiheiyo Cement Corp. ................................. Japan 25,100 544,692
Diversified Financial Services 1.5%
Challenger Ltd. ....................................... Australia 85,172 262,668
M&G plc ............................................ United Kingdom 538,173 1,126,453
Mitsubishi UFJ Lease & Finance Co. Ltd. ................... Japan 84,100 356,960
ORIX Corp. .......................................... Japan 231,900 2,507,789
4,253,870
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG .................................. Germany 225,168 3,758,804
Nippon Telegraph & Telephone Corp. ...................... Japan 98,200 2,279,150
Proximus SADP ...................................... Belgium 30,889 635,364
Swisscom AG ........................................ Switzerland 2,114 1,123,668
Telefonica SA ........................................ Spain 134,459 563,068
8,360,054
Electric Utilities 1.1%
Endesa SA .......................................... Spain 63,748 1,818,377
Red Electrica Corp. SA ................................. Spain 59,587 1,161,538
2,979,915
Electrical Equipment 2.6%
Mitsubishi Electric Corp. ................................ Japan 269,800 3,521,656
Schneider Electric SE .................................. France 32,377 3,712,146
7,233,802
Electronic Equipment, Instruments & Components 0.6%
Hitachi Ltd. .......................................... Japan 61,200 1,833,014
Energy Equipment & Services 0.2%
Tenaris SA .......................................... Luxembourg 95,659 563,725
Entertainment 0.2%
a
Ubisoft Entertainment SA ............................... France 7,386 616,844
a
Equity Real Estate Investment Trusts (REITs) 1.7%
CapitaLand Mall Trust .................................. Singapore 185,700 256,688
Gecina SA .......................................... France 9,012 1,168,957
Goodman Group ...................................... Australia 37,509 456,121
Link REIT ........................................... Hong Kong 53,700 416,665
Segro plc ........................................... United Kingdom 193,109 2,445,767
4,744,198
Food & Staples Retailing 3.8%
Coles Group Ltd. ...................................... Australia 68,330 886,002
Jeronimo Martins SGPS SA ............................. Portugal 37,040 620,970
Koninklijke Ahold Delhaize NV ............................ Netherlands 227,077 6,539,456
Lawson, Inc. ......................................... Japan 10,400 517,838
Seven & i Holdings Co. Ltd. .............................. Japan 42,800 1,293,274
Sundrug Co. Ltd. ...................................... Japan 10,600 360,694
Welcia Holdings Co. Ltd. ................................ Japan 5,200 476,456
10,694,690

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Food Products 1.9%
a
a2 Milk Co. Ltd. ....................................... New Zealand 21,632 $ 301,484
Calbee, Inc. ......................................... Japan 16,600 527,454
Nestle SA ........................................... Switzerland 15,184 1,805,609
Orkla ASA ........................................... Norway 41,191 404,981
b,c
WH Group Ltd., 144A, Reg S ............................ Hong Kong 2,066,000 1,839,078
Yamazaki Baking Co. Ltd. ............................... Japan 30,400 510,071
5,388,677
Gas Utilities 0.7%
Toho Gas Co. Ltd. ..................................... Japan 7,500 327,263
Tokyo Gas Co. Ltd. .................................... Japan 76,200 1,617,734
1,944,997
Health Care Equipment & Supplies 2.5%
Coloplast A/S, B ...................................... Denmark 18,064 3,083,256
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 56,395 1,351,113
Hoya Corp. .......................................... Japan 25,100 2,475,116
6,909,485
Health Care Providers & Services 0.4%
Medipal Holdings Corp. ................................. Japan 30,200 553,019
Suzuken Co. Ltd. ..................................... Japan 14,600 519,304
1,072,323
Household Durables 2.6%
Barratt Developments plc ............................... United Kingdom 97,346 646,686
Berkeley Group Holdings plc ............................. United Kingdom 24,409 1,416,339
Persimmon plc ....................................... United Kingdom 44,702 1,395,713
Sekisui Chemical Co. Ltd. ............................... Japan 65,500 891,519
Sekisui House Ltd. .................................... Japan 127,600 2,330,236
Taylor Wimpey plc ..................................... United Kingdom 443,531 684,211
7,364,704
Household Products 0.5%
a
Essity AB, B ......................................... Sweden 44,968 1,483,913
a
Industrial Conglomerates 0.1%
CK Hutchison Holdings Ltd. .............................. United Kingdom 58,000 378,731
Insurance 3.5%
Admiral Group plc ..................................... United Kingdom 39,746 1,239,563
AIA Group Ltd. ....................................... Hong Kong 133,800 1,206,475
Allianz SE ........................................... Germany 9,505 1,971,875
Aviva plc ............................................ United Kingdom 495,895 1,705,540
a
CNP Assurances ...................................... France 34,008 413,023
Direct Line Insurance Group plc .......................... United Kingdom 300,524 1,163,023
Japan Post Insurance Co. Ltd. ........................... Japan 47,100 626,100
Medibank Pvt Ltd. ..................................... Australia 148,233 296,077
MS&AD Insurance Group Holdings, Inc. .................... Japan 32,200 809,046
NN Group NV ........................................ Netherlands 8,705 318,594
9,749,316
Interactive Media & Services 0.2%
Kakaku.com, Inc. ..................................... Japan 28,700 692,866
Internet & Direct Marketing Retail 0.5%
a,b,c
Zalando SE, 144A, Reg S ............................... Germany 11,661 841,739
ZOZO, Inc. .......................................... Japan 21,800 589,643
1,431,382

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
IT Services 3.2%
Fujitsu Ltd. .......................................... Japan 39,200 $ 5,248,194
NEC Corp. .......................................... Japan 17,400 974,753
Nomura Research Institute Ltd. ........................... Japan 66,300 1,749,718
Otsuka Corp. ........................................ Japan 20,900 1,089,608
9,062,273
Leisure Products 0.2%
Bandai Namco Holdings, Inc. ............................ Japan 7,800 430,694
Life Sciences Tools & Services 0.6%
Sartorius Stedim Biotech ................................ France 5,743 1,796,155
Machinery 4.1%
Amada Co. Ltd. ....................................... Japan 67,600 454,258
ANDRITZ AG ........................................ Austria 15,206 510,488
Atlas Copco AB, A ..................................... Sweden 54,224 2,407,440
Atlas Copco AB, B ..................................... Sweden 34,002 1,316,163
Epiroc AB, A ......................................... Sweden 46,520 650,545
Epiroc AB, B ......................................... Sweden 84,053 1,144,584
Kone OYJ, B ......................................... Finland 31,283 2,483,932
Kurita Water Industries Ltd. .............................. Japan 20,000 537,866
SKF AB, B .......................................... Sweden 73,388 1,358,821
Sumitomo Heavy Industries Ltd. .......................... Japan 22,700 442,269
Yangzijiang Shipbuilding Holdings Ltd. ...................... China 483,400 323,965
11,630,331
Marine 0.7%
a
Kuehne + Nagel International AG ......................... Switzerland 10,797 1,861,159
a
Metals & Mining 4.1%
BHP Group plc ....................................... Australia 74,531 1,611,739
Evraz plc ........................................... Russia 101,046 374,198
Fortescue Metals Group Ltd. ............................. Australia 300,568 3,741,757
Rio Tinto Ltd. ........................................ Australia 47,220 3,456,452
Rio Tinto plc ......................................... Australia 38,921 2,369,389
11,553,535
Multiline Retail 0.7%
Next plc ............................................ United Kingdom 27,231 1,922,164
Multi-Utilities 1.4%
AGL Energy Ltd. ...................................... Australia 140,074 1,659,474
Centrica plc ......................................... United Kingdom 910,826 574,336
Veolia Environnement SA ............................... France 69,273 1,586,742
3,820,552
Oil, Gas & Consumable Fuels 3.9%
Ampol Ltd. .......................................... Australia 50,620 949,006
Eni SpA ............................................ Italy 45,687 406,937
Equinor ASA ......................................... Norway 38,837 582,049
Neste OYJ .......................................... Finland 37,489 1,721,780
Royal Dutch Shell plc, B ................................ Netherlands 231,022 3,242,979
TOTAL SE .......................................... France 104,189 3,942,561
10,845,312
Personal Products 0.8%
Unilever NV ......................................... United Kingdom 14,741 870,976
Unilever plc .......................................... United Kingdom 25,371 1,510,832
2,381,808

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Pharmaceuticals 9.6%
Astellas Pharma, Inc. .................................. Japan 138,600 $ 2,161,674
Bayer AG ........................................... Germany 10,640 706,792
Chugai Pharmaceutical Co. Ltd. .......................... Japan 18,600 839,697
Novartis AG ......................................... Switzerland 60,061 4,946,791
Novo Nordisk A/S, B ................................... Denmark 75,373 4,945,066
Orion OYJ, B ........................................ Finland 8,801 383,947
Roche Holding AG .................................... Switzerland 29,252 10,131,068
Sanofi .............................................. France 18,459 1,937,976
Shionogi & Co. Ltd. .................................... Japan 17,600 1,046,942
27,099,953
Professional Services 5.8%
Adecco Group AG ..................................... Switzerland 30,643 1,447,921
Persol Holdings Co. Ltd. ................................ Japan 34,700 438,648
Randstad NV ........................................ Netherlands 23,896 1,150,910
Recruit Holdings Co. Ltd. ............................... Japan 54,800 1,709,371
RELX plc ........................................... United Kingdom 181,112 3,813,093
SGS SA ............................................ Switzerland 1,273 3,333,623
Wolters Kluwer NV .................................... Netherlands 55,774 4,392,261
16,285,827
Real Estate Management & Development 1.5%
Aroundtown SA ....................................... Germany 177,464 1,068,523
Daito Trust Construction Co. Ltd. .......................... Japan 15,000 1,176,223
Kerry Properties Ltd. ................................... Hong Kong 132,500 315,300
Sun Hung Kai Properties Ltd. ............................ Hong Kong 114,500 1,392,535
Swire Pacific Ltd., A ................................... Hong Kong 69,500 342,231
4,294,812
Road & Rail 0.2%
ComfortDelGro Corp. Ltd. ............................... Singapore 491,300 488,857
Semiconductors & Semiconductor Equipment 1.9%
Advantest Corp. ...................................... Japan 14,500 791,612
Tokyo Electron Ltd. .................................... Japan 16,400 4,537,735
5,329,347
Software 2.7%
a
Check Point Software Technologies Ltd. .................... Israel 23,600 2,958,260
a
Nice Ltd. ............................................ Israel 3,346 687,435
Oracle Corp. Japan .................................... Japan 7,600 915,428
Sage Group plc (The) .................................. United Kingdom 214,223 2,033,105
SAP SE ............................................ Germany 3,335 526,396
Trend Micro, Inc. ...................................... Japan 10,500 615,756
7,736,380
Specialty Retail 1.9%
ABC-Mart, Inc. ....................................... Japan 6,900 363,496
Hennes & Mauritz AB, B ................................ Sweden 97,010 1,512,355
Industria de Diseno Textil SA ............................. Spain 118,120 3,129,665
Nitori Holdings Co. Ltd. ................................. Japan 1,500 328,374
5,333,890
Textiles, Apparel & Luxury Goods 2.6%
a
adidas AG ........................................... Germany 3,659 1,008,983
Burberry Group plc .................................... United Kingdom 37,832 616,473
Hermes International ................................... France 4,215 3,416,977
a
Moncler SpA ......................................... Italy 25,739 995,033

Franklin Fund Allocator Series
Statement of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 55 .
a a
Country Shares
a
Value
a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Pandora A/S ......................................... Denmark 20,659 $ 1,313,846
7,351,312
Tobacco 0.2%
Imperial Brands plc .................................... United Kingdom 26,923 448,593
Transportation Infrastructure 0.1%
Kamigumi Co. Ltd. .................................... Japan 21,800 397,828
Wireless Telecommunication Services 4.1%
KDDI Corp. .......................................... Japan 160,300 5,096,649
NTT DOCOMO, Inc. ................................... Japan 194,700 5,359,802
Softbank Corp. ....................................... Japan 75,900 1,015,917
11,472,368
Total Common Stocks (Cost $263,435,521) .....................................
274,441,986
Preferred Stocks 0.2%
Chemicals 0.2%
d
Fuchs Petrolub SE, 2.62% .............................. Germany 14,973 653,784
Total Preferred Stocks (Cost $664,939) .........................................
653,784
Total Long Term Investments (Cost $264,100,460) ...............................
275,095,770
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,295,841 3,295,841
Total Money Market Funds (Cost $3,295,841) ...................................
3,295,841
Total Short Term Investments (Cost $3,295,841 ) .................................
3,295,841
a
Total Investments (Cost $267,396,301) 99.0% ...................................
$278,391,611
Other Assets, less Liabilities 1.0% .............................................
2,758,617
Net Assets 100.0% ...........................................................
$281,150,228
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $4,630,043, representing 1.6% of net assets.
c
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2020, the aggregate value of these securities was $4,630,043, representing 1.6% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.21
Net realized and unrealized gains (losses) ............................................................. 1.27
Total from investment operations ...................................................................... 1.48
Less distributions from:
Net investment income ............................................................................ (0.17)
Net asset value, end of year ......................................................................... $11.31
Total return
d
..................................................................................... 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 0.03%
Expenses net of waiver and payments by affiliates
f
........................................................ —%
Net investment income ............................................................................. 2.12%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $722,523
Portfolio turnover rate .............................................................................. 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, July 31, 2020
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 98.2%
Aerospace & Defense 2.4%
BWX Technologies, Inc. .............................................. 11,537 $ 628,997
Huntington Ingalls Industries, Inc. ....................................... 9,305 1,616,371
Lockheed Martin Corp. ............................................... 29,005 10,992,025
Northrop Grumman Corp. ............................................. 8,615 2,799,961
Raytheon Technologies Corp. .......................................... 23,229 1,316,620
17,353,974
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. ............................... 21,806 1,842,825
United Parcel Service, Inc. , B .......................................... 16,448 2,348,117
4,190,942
Auto Components 0.1%
Gentex Corp. ...................................................... 34,031 918,497
Banks 1.6%
Bank of America Corp. ............................................... 62,907 1,565,126
JPMorgan Chase & Co. ............................................... 37,509 3,624,870
Truist Financial Corp. ................................................ 24,464 916,422
Wells Fargo & Co. ................................................... 239,128 5,801,245
11,907,663
Beverages 1.1%
a
Monster Beverage Corp. .............................................. 21,179 $ 1,662,128
PepsiCo, Inc. ...................................................... 44,025 6,060,481
7,722,609
Biotechnology 3.2%
AbbVie, Inc. ....................................................... 60,997 5,789,225
Amgen, Inc. ....................................................... 20,239 4,951,876
a
Biogen, Inc. ....................................................... 15,526 4,264,837
a
Exelixis, Inc. ....................................................... 36,484 842,416
Gilead Sciences, Inc. ................................................ 45,710 3,178,216
a
Regeneron Pharmaceuticals, Inc. ....................................... 4,845 3,062,379
a
Vertex Pharmaceuticals, Inc. ........................................... 5,227 1,421,744
23,510,693
Building Products 0.2%
Trane Technologies plc ............................................... 15,881 1,776,607
Capital Markets 6.7%
Bank of New York Mellon Corp. (The) .................................... 22,059 790,815
BlackRock, Inc. ..................................................... 7,220 4,151,572
Cboe Global Markets, Inc. ............................................. 10,210 895,417
Eaton Vance Corp. .................................................. 23,840 861,578
FactSet Research Systems, Inc. ........................................ 8,590 2,974,717
Intercontinental Exchange, Inc. ......................................... 6,902 667,976
MarketAxess Holdings, Inc. ............................................ 5,150 2,661,005
Moody's Corp. ...................................................... 27,477 7,729,280
Morgan Stanley ..................................................... 53,061 2,593,622
MSCI, Inc. ......................................................... 14,260 5,361,475
S&P Global, Inc. .................................................... 28,886 10,117,321
SEI Investments Co. ................................................. 28,393 1,485,806
State Street Corp. ................................................... 23,893 1,524,134
T Rowe Price Group, Inc. ............................................. 47,874 6,611,399
48,426,117
Chemicals 1.8%
Air Products and Chemicals, Inc. ........................................ 21,253 6,091,747
Ecolab, Inc. ........................................................ 3,195 597,721

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
LyondellBasell Industries NV , A ......................................... 54,279 3,393,523
NewMarket Corp. ................................................... 1,623 608,317
Sherwin-Williams Co. (The) ............................................ 4,072 2,638,330
13,329,638
Commercial Services & Supplies 0.5%
Cintas Corp. ....................................................... 3,188 962,362
a
Copart, Inc. ........................................................ 25,697 $ 2,396,245
3,358,607
Communications Equipment 0.6%
Cisco Systems, Inc. ................................................. 68,391 3,221,216
a
F5 Networks, Inc. ................................................... 6,157 836,736
4,057,952
Consumer Finance 0.2%
SLM Corp. ........................................................ 82,059 555,539
Synchrony Financial ................................................. 33,684 745,427
1,300,966
Containers & Packaging 0.3%
Avery Dennison Corp. ................................................ 11,241 1,274,055
Graphic Packaging Holding Co. ......................................... 63,534 885,664
2,159,719
Diversified Consumer Services 0.2%
a
Grand Canyon Education, Inc. .......................................... 10,895 966,822
H&R Block, Inc. ..................................................... 46,001 667,015
1,633,837
Diversified Financial Services 0.4%
a
Berkshire Hathaway, Inc. , B ............................................ 16,614 3,252,689
a
Diversified Telecommunication Services 2.0%
AT&T, Inc. ......................................................... 199,629 5,905,026
Verizon Communications, Inc. .......................................... 147,937 8,503,419
14,408,445
Electric Utilities 1.1%
NextEra Energy, Inc. ................................................. 20,233 5,679,403
NRG Energy, Inc. ................................................... 59,808 2,022,109
7,701,512
Electrical Equipment 0.3%
Acuity Brands, Inc. .................................................. 8,441 836,503
Rockwell Automation, Inc. ............................................. 7,705 1,680,769
2,517,272
Entertainment 2.0%
Activision Blizzard, Inc. ............................................... 9,692 800,850
a
Electronic Arts, Inc. .................................................. 28,333 4,012,520
a
Netflix, Inc. ........................................................ 6,264 3,062,344
a
Spotify Technology SA ................................................ 9,250 2,384,835
Walt Disney Co. (The) ................................................ 36,766 4,299,416
14,559,965
Equity Real Estate Investment Trusts (REITs) 2.8%
Brixmor Property Group, Inc. ........................................... 57,831 665,635
Duke Realty Corp. ................................................... 40,249 1,617,607
Equity Commonwealth ............................................... 28,515 900,218

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties, Inc. ..................................... 48,505 1,756,366
Host Hotels & Resorts, Inc. ............................................ 168,522 1,816,667
Lamar Advertising Co. , A .............................................. 18,345 1,205,817
Life Storage, Inc. .................................................... 10,754 1,055,290
Public Storage ..................................................... 25,951 5,187,086
Simon Property Group, Inc. ............................................ 69,753 4,349,100
Vornado Realty Trust ................................................. 40,963 1,414,043
19,967,829
Food & Staples Retailing 2.1%
Costco Wholesale Corp. .............................................. 9,013 2,934,002
Kroger Co. (The) .................................................... 167,191 5,816,575
Walgreens Boots Alliance, Inc. ......................................... 14,656 596,646
Walmart, Inc. ...................................................... 43,195 5,589,433
14,936,656
Food Products 0.6%
Campbell Soup Co. .................................................. 12,144 601,978
Ingredion, Inc. ...................................................... 15,822 1,368,603
J M Smucker Co. (The) ............................................... 7,813 854,352
Lamb Weston Holdings, Inc. ........................................... 12,147 729,792
Tyson Foods, Inc. , A ................................................. 14,221 873,880
4,428,605
Gas Utilities 0.2%
UGI Corp. ......................................................... 46,522 1,551,043
Health Care Equipment & Supplies 4.9%
a
Align Technology, Inc. ................................................ 7,445 $ 2,187,490
Danaher Corp. ..................................................... 37,749 7,693,246
a
Edwards Lifesciences Corp. ........................................... 55,304 4,336,387
a
IDEXX Laboratories, Inc. .............................................. 15,616 6,211,264
a
Masimo Corp. ...................................................... 10,484 2,307,738
Medtronic plc ...................................................... 55,602 5,364,481
STERIS plc ........................................................ 15,716 2,508,745
West Pharmaceutical Services, Inc. ...................................... 16,724 4,496,582
35,105,933
Health Care Providers & Services 1.0%
Cardinal Health, Inc. ................................................. 12,035 657,352
Chemed Corp. ..................................................... 3,685 1,813,720
CVS Health Corp. ................................................... 9,793 616,371
Humana, Inc. ...................................................... 6,659 2,613,324
McKesson Corp. .................................................... 4,425 664,458
UnitedHealth Group, Inc. .............................................. 2,752 833,251
7,198,476
Health Care Technology 1.1%
Cerner Corp. ....................................................... 74,084 5,145,134
a
Veeva Systems, Inc. , A ............................................... 10,277 2,718,986
7,864,120
Hotels, Restaurants & Leisure 0.6%
Domino's Pizza, Inc. ................................................. 9,655 3,732,720
Yum China Holdings, Inc. ............................................. 17,231 882,916
4,615,636
Household Durables 0.5%
Garmin Ltd. ........................................................ 24,674 2,432,610

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables (continued)
a
NVR, Inc. ......................................................... 304 $ 1,194,765
3,627,375
Household Products 2.9%
Clorox Co. (The) .................................................... 17,331 4,098,955
Colgate-Palmolive Co. ............................................... 83,515 6,447,358
Procter & Gamble Co. (The) ........................................... 77,384 10,146,590
20,692,903
Industrial Conglomerates 1.2%
Carlisle Cos., Inc. ................................................... 11,881 1,414,789
Honeywell International, Inc. ........................................... 48,145 7,191,419
8,606,208
Insurance 1.0%
Assured Guaranty Ltd. ............................................... 21,844 476,855
a
Athene Holding Ltd. , A ................................................ 31,502 1,015,939
Erie Indemnity Co. , A ................................................. 5,607 1,178,143
Lincoln National Corp. ................................................ 41,971 1,564,259
MetLife, Inc. ....................................................... 55,078 2,084,702
Unum Group ....................................................... 48,057 828,022
7,147,920
Interactive Media & Services 6.2%
a
Alphabet, Inc. , A .................................................... 7,812 11,623,865
a
Alphabet, Inc. , C .................................................... 9,102 13,497,902
a
Facebook, Inc. , A ................................................... 71,659 18,177,739
a
Match Group, Inc. ................................................... 12,994 1,334,484
44,633,990
Internet & Direct Marketing Retail 4.6%
a
Amazon.com, Inc. ................................................... 10,022 31,716,423
eBay, Inc. ......................................................... 16,217 896,476
Expedia Group, Inc. ................................................. 8,717 706,164
33,319,063
IT Services 3.1%
Accenture plc , A .................................................... 40,105 9,014,802
a
Akamai Technologies, Inc. ............................................. 32,631 3,669,030
Amdocs Ltd. ....................................................... 30,534 1,896,161
a
CACI International, Inc. , A ............................................. 5,624 1,168,780
Mastercard, Inc. , A .................................................. 14,927 4,605,427
Western Union Co. (The) .............................................. 75,825 1,841,031
22,195,231
Leisure Products 0.1%
Polaris, Inc. ........................................................ 8,838 915,882
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc. ............................................. 8,352 804,548
a
Mettler-Toledo International, Inc. ........................................ 4,705 4,399,175
5,203,723
Machinery 1.8%
Cummins, Inc. ...................................................... 32,569 6,294,285
Graco, Inc. ........................................................ 36,884 1,963,704
Oshkosh Corp. ..................................................... 14,610 1,150,099
Otis Worldwide Corp. ................................................ 25,547 1,602,819

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Machinery (continued)
Toro Co. (The) ..................................................... 25,387 1,811,362
12,822,269
Media 0.4%
Cable One, Inc. ..................................................... 827 1,507,257
Comcast Corp. , A ................................................... 27,322 1,169,382
2,676,639
Metals & Mining 0.4%
Reliance Steel & Aluminum Co. ......................................... 15,428 1,515,955
Steel Dynamics, Inc. ................................................. 48,787 1,337,252
2,853,207
Multiline Retail 0.3%
Kohl's Corp. ....................................................... 31,203 594,105
Target Corp. ....................................................... 14,472 1,821,735
2,415,840
Multi-Utilities 0.7%
DTE Energy Co. .................................................... 32,322 3,737,393
MDU Resources Group, Inc. ........................................... 47,131 988,808
4,726,201
Oil, Gas & Consumable Fuels 2.8%
Cabot Oil & Gas Corp. ............................................... 93,941 1,756,697
Chevron Corp. ..................................................... 46,043 3,864,849
EOG Resources, Inc. ................................................ 77,052 3,609,886
Exxon Mobil Corp. ................................................... 148,891 6,265,333
HollyFrontier Corp. .................................................. 35,043 963,682
Marathon Petroleum Corp. ............................................ 29,143 1,113,263
Phillips 66 ......................................................... 13,530 839,131
Valero Energy Corp. ................................................. 37,564 2,112,224
20,525,065
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. .............................................. 66,546 3,903,589
Eli Lilly and Co. ..................................................... 29,541 4,439,717
a
Jazz Pharmaceuticals plc ............................................. 8,885 $ 961,801
Johnson & Johnson ................................................. 32,821 4,783,989
Merck & Co., Inc. ................................................... 91,725 7,360,014
Pfizer, Inc. ......................................................... 16,461 633,419
22,082,529
Professional Services 0.6%
IHS Markit Ltd. ..................................................... 21,193 1,710,911
ManpowerGroup, Inc. ................................................ 13,906 956,593
Robert Half International, Inc. .......................................... 26,886 1,367,691
4,035,195
Real Estate Management & Development 0.2%
a
CBRE Group, Inc. , A ................................................. 21,320 934,029
Jones Lang LaSalle, Inc. .............................................. 6,736 666,258
1,600,287
Road & Rail 1.1%
JB Hunt Transport Services, Inc. ........................................ 13,551 1,753,499
Knight-Swift Transportation Holdings, Inc. ................................. 16,450 715,411
Landstar System, Inc. ................................................ 9,322 1,135,233

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Road & Rail (continued)
Old Dominion Freight Line, Inc. ......................................... 23,069 4,217,475
7,821,618
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc. ................................................ 12,285 790,294
Intel Corp. ......................................................... 133,954 6,393,625
a
Micron Technology, Inc. ............................................... 32,236 $ 1,613,573
NVIDIA Corp. ...................................................... 11,475 4,872,170
QUALCOMM, Inc. ................................................... 37,297 3,938,936
Skyworks Solutions, Inc. .............................................. 14,367 2,091,548
Texas Instruments, Inc. ............................................... 48,936 6,241,787
25,941,933
Software 12.7%
a
Adobe, Inc. ........................................................ 19,617 8,716,225
a
Aspen Technology, Inc. ............................................... 8,821 857,930
a
Cadence Design Systems, Inc. ......................................... 57,202 6,249,319
Citrix Systems, Inc. .................................................. 27,647 3,946,886
a
Fair Isaac Corp. .................................................... 1,905 836,657
Intuit, Inc. ......................................................... 26,602 8,150,055
LogMeIn, Inc. ...................................................... 11,388 977,204
a
Manhattan Associates, Inc. ............................................ 14,426 1,381,867
Microsoft Corp. ..................................................... 221,789 45,468,963
NortonLifeLock, Inc. ................................................. 48,673 1,044,036
Oracle Corp. ....................................................... 131,892 7,313,411
a
Synopsys, Inc. ..................................................... 25,063 4,993,051
a
Tyler Technologies, Inc. ............................................... 4,440 1,586,190
91,521,794
Specialty Retail 3.1%
Best Buy Co., Inc. ................................................... 39,581 3,941,872
Home Depot, Inc. (The) ............................................... 20,169 5,354,668
a
O'Reilly Automotive, Inc. .............................................. 4,013 1,915,726
Ross Stores, Inc. ................................................... 23,571 2,113,611
Tiffany & Co. ....................................................... 4,893 613,386
TJX Cos., Inc. (The) ................................................. 61,713 3,208,459
Tractor Supply Co. .................................................. 20,029 2,858,939
a
Ulta Beauty, Inc. .................................................... 5,841 1,127,255
Williams-Sonoma, Inc. ............................................... 17,299 1,507,089
22,641,005
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. ........................................................ 97,013 41,234,405
HP, Inc. ........................................................... 101,681 1,787,552
43,021,957
Textiles, Apparel & Luxury Goods 1.5%
a
Lululemon Athletica, Inc. .............................................. 10,642 3,464,929
NIKE, Inc. , B ....................................................... 74,871 7,308,158
10,773,087
Tobacco 0.2%
Philip Morris International, Inc. ......................................... 19,286 1,481,358
Trading Companies & Distributors 0.3%
Fastenal Co. ....................................................... 17,758 835,336
WW Grainger, Inc. ................................................... 4,618 1,577,186
2,412,522

Franklin Fund Allocator Series
Statement of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 55 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Water Utilities 0.5%
American Water Works Co., Inc. ........................................ 26,481 3,899,857
Total Common Stocks (Cost $ 620,585,736 ) .....................................
709,350,660
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 0% ...................... 7,725,842 $ 7,725,842
Total Money Market Funds (Cost $ 7,725,842 ) ...................................
7,725,842
Total Short Term Investments (Cost $ 7,725,842 ) .................................
7,725,842
a
Total Investments (Cost $ 628,311,578 ) 99 .3% ...................................
$717,076,502
Other Assets, less Liabilities 0 .7% .............................................
5,446,538
Net Assets 100.0% ...........................................................
$722,523,040
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
July 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $125,966,940 $264,100,460 $620,585,736
Cost - Non-controlled affiliates (Note 3d) ...................... 769,974 3,295,841 7,725,842
Value - Unaffiliated issuers ................................ $137,277,061 $275,095,770 $709,350,660
Value - Non-controlled affiliates (Note 3d) ..................... 769,974 3,295,841 7,725,842
Cash .................................................. 3,905 — —
Receivables:
Investment securities sold ................................. 3,307,162 — —
Capital shares sold ...................................... 518,666 2,711,847 4,800,000
Dividends ............................................. 729,934 386,797 663,730
Affiliates .............................................. 63,333 42,607 26,079
Total assets ........................................ 142,670,035 281,532,862 722,566,311
Liabilities:
Payables:
Capital shares redeemed ................................. 3,918,666 311,847 —
Professional fees ....................................... 49,006 48,521 35,842
Deferred tax ............................................. 59,959 — —
Accrued expenses and other liabilities ......................... 51,920 22,266 7,429
Total liabilities ....................................... 4,079,551 382,634 43,271
Net assets, at value ............................... $138,590,484 $281,150,228 $722,523,040
Net assets consist of:
Paid-in capital ........................................... $139,683,771 $278,165,123 $637,757,976
Total distributable earnings (losses) ........................... (1,093,287) 2,985,105 84,765,064
Net assets, at value ............................... $138,590,484 $281,150,228 $722,523,040
Shares outstanding ....................................... 13,117,827 27,275,682 63,883,001
Net asset value per share .................................. $10.57 $10.31 $11.31

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended July 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
a
Franklin
International
Core Equity (IU)
Fund
a
Franklin U.S.
Core Equity (IU)
Fund
b
Investment income:
Dividends: (net of foreign taxes of $481,267, $650,602 and
$– respectively)
Unaffiliated issuers ...................................... $3,821,876 $6,036,942 $10,529,205
Non-controlled affiliates (Note 3d) ........................... 1,870 3,234 6,243
Other income
c
........................................... 38,122 3,841 10,022
Total investment income ................................. 3,861,868 6,044,017 10,545,470
Expenses:
Custodian fees (Note 4) .................................... 52,077 47,600 3,897
Reports to shareholders .................................... 4,102 4,886 7,476
Registration and filing fees .................................. 1,253 811 811
Professional fees ......................................... 65,222 64,718 51,201
Trustees' fees and expenses ................................ 641 1,136 2,741
Organization costs ........................................ 25,102 25,747 33,608
Amortization of offering costs ................................ 31,250 28,482 28,009
Other .................................................. 5,575 6,481 3,478
Total expenses ....................................... 185,222 179,861 131,221
Expense reductions (Note 4) ............................. (14,144) (24,194) (1,093)
Expenses waived/paid by affiliates (Note 3e) ................. (171,078) (155,667) (130,128)
Net expenses ....................................... — — —
Net investment income .............................. 3,861,868 6,044,017 10,545,470
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes $59,925, $– and $– respectively)
Unaffiliated issuers .................................... (12,950,283) (8,045,776) (5,523,681)
Foreign currency transactions .............................. (201,294) 229,878 —
Net realized gain (loss) ................................ (13,151,577) (7,815,898) (5,523,681)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 11,250,196 10,995,310 88,764,924
Translation of other assets and liabilities denominated in foreign currencies ............................................. (5,415) 14,696 —
Net change in unrealized appreciation (depreciation) .......... 11,244,781 11,010,006 88,764,924
Net realized and unrealized gain (loss) .......................... (1,906,796) 3,194,108 83,241,243
Net increase (decrease) in net assets resulting from operations ........ $1,955,072 $9,238,125 $93,786,713
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
For the period August 1 , 2019 (commencement of operations) to July 31, 2020.
c
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Emerging
Market Core Equity
(IU) Fund
Franklin International
Core Equity (IU) Fund
Franklin U.S. Core
Equity (IU) Fund
Year Ended
July 31, 2020
a
Year Ended
July 31, 2020
a
Year Ended
July 31, 2020
b
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $3,861,868 $6,044,017 $10,545,470
Net realized gain (loss) .............................. (13,151,577) (7,815,898) (5,523,681)
Net change in unrealized appreciation (depreciation) ........ 11,244,781 11,010,006 88,764,924
Net increase (decrease) in net assets resulting from
operations ................................... 1,955,072 9,238,125 93,786,713
Distributions to shareholders ........................... (3,048,359) (6,253,020) (9,021,649)
Capital share transactions (Note 2 ) ....................... 139,683,771 278,165,123 637,757,976
Net increase (decrease) in net assets ................ 138,590,484 281,150,228 722,523,040
Net assets:
End of year ........................................ $138,590,484 $281,150,228 $722,523,040
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
For the period August 1, 2019 (commencement of operations ) to July 31, 2020.

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-four
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
Effective August 1, 2019, the Trust commenced operations
of the Franklin U.S. Core Equity (IU) Fund with an effective date with the SEC of August 19, 2019, and effective
August 19, 2019, it commenced operations of the Franklin
International Core Equity (IU) Fund and Franklin Emerging
Market Core Equity (IU) Fund with an effective date with
the SEC of August 19, 2019. The Franklin U.S. Core Equity
(IU) Fund, prior to its effective date with the SEC, issued its fund shares in private placements and were exempt from
registration under the Securities Act of 1933.
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds'  NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
b
For the period August 1, 2019 (commencement of operations) to July 31, 2020.
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Year ended July 31, 2020
a
Shares sold ................................... 17,587,033 $181,725,321 30,705,087 $313,020,901
Shares issued in reinvestment of distributions .......... 327,184 3,039,459 626,647 6,232,520
Shares redeemed ............................... (4,796,390) (45,081,009) (4,056,052) (41,088,298)
Net increase (decrease) 13,117,827 $139,683,771 27,275,682 $278,165,123
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Year ended July 31, 2020
b
Shares sold ................................... 66,744,892 $668,243,661
Shares issued in reinvestment of distributions .......... 898,807 9,006,529
Shares redeemed ............................... (3,760,698) (39,492,214)
Net increase (decrease) 63,883,001 $637,757,976
a
For the period August 19, 2019 (effective date) to July 31, 2020.
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the
Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2020, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended July 31, 2020, are reflected as other income in the Statements of Operations.
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $23,627,874 $(22,857,900) $ — $ — $ 769,974 769,974 $ 1,870
Total Affiliated Securities .... $— $23,627,874 $(22,857,900) $— $— $769,974 $1,870
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $43,896,492 $(40,600,651) — — 3,295,841 3,295,841 3,234
Total Affiliated Securities .... $— $43,896,492 $(40,600,651) $— $— $3,295,841 $3,234
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $167,155,760 $(159,429,918) — — 7,725,842 7,725,842 6,243
Total Affiliated Securities .... $— $167,155,760 $(159,429,918) $— $— $7,725,842 $6,243
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Other Affiliated Transactions
At July 31, 2020, Franklin Fund Allocator Series owned a percentage of the Funds’ outstanding shares as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended July 31, 2020 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2020, Franklin Emerging Market Core Equity (IU) Fund deferred losses of
$11,428,854.
The tax character of distributions paid during the year ended July 31, 2020 was as follows:
Shares
Percentage of
Outstanding Shares
Franklin Emerging Market Core Equity (IU) Fund
Franklin Conservative Allocation Fund 1,515,155 11.6%
Franklin Moderate Allocation Fund 3,975,711 30.3%
Franklin Growth Allocation Fund 4,058,841 30.9%
Franklin International Core Equity (IU) Fund
Franklin Conservative Allocation Fund 3,617,015 13.3%
Franklin Moderate Allocation Fund 8,886,704 32.6%
Franklin Growth Allocation Fund 8,311,324 30.5%
Franklin U.S. Core Equity (IU) Fund
Franklin Conservative Allocation Fund 9,379,970 14.7%
Franklin Moderate Allocation Fund 21,389,651 33.5%
Franklin Growth Allocation Fund 18,492,005 28.9%
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 6,385,423 $ 3,885,531
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
2020 2020 2020
Distributions paid from:
Ordinary income ........................ $3,048,359 $6,253,020 $9,021,649
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
At July 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares, corporate actions, and wash sales.
6. Investment Transactions
Purchases and sales of investments for the year ended July 31, 2020, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $128,872,813 $269,675,950 $629,947,369
Unrealized appreciation ..................... $20,166,956 $30,477,417 $116,055,549
Unrealized depreciation ..................... (10,992,734) (21,761,756) (28,926,416)
Net unrealized appreciation (depreciation) ....... $9,174,222 $8,715,661 $87,129,133
Distributable earnings:
Undistributed ordinary income ................ $680,685 $640,171 $1,521,462
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $281,636,335 $481,752,624 $943,689,028
Sales .................................. $142,151,547 $209,606,362 $314,766,062
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 379,044 $ — $ 379,044
Automobiles .......................... — 523,646 — 523,646
Banks ............................... — 15,462,225 — 15,462,225
Beverages ........................... 500,198 200,065 — 700,263
Biotechnology ......................... — 528,805 — 528,805
Building Products ...................... — 386,943 — 386,943
Capital Markets ........................ 1,659,295 1,310,767 — 2,970,062
Chemicals ........................... — 1,153,346 — 1,153,346
Commercial Services & Supplies ........... — 2,370,549 — 2,370,549
Communications Equipment .............. — 828,493 — 828,493
Construction & Engineering ............... — 272,672 — 272,672
Construction Materials .................. — 2,725,272 — 2,725,272
Consumer Finance ..................... — 914,795 — 914,795
Diversified Consumer Services ............ 1,145,620 241,669 — 1,387,289
Diversified Financial Services ............. — 206,058 — 206,058
Diversified Telecommunication Services ..... — 1,398,483 — 1,398,483
Electric Utilities ........................ 365,764 888,399 — 1,254,163
Electrical Equipment .................... 1,198,125 — — 1,198,125
Electronic Equipment, Instruments &
Components ........................ — 2,118,025 — 2,118,025
Energy Equipment & Services ............. — 566,629 — 566,629
Entertainment ......................... 1,604,470 2,149,496 — 3,753,966
Equity Real Estate Investment Trusts (REITs) . 268,558 — — 268,558
Food & Staples Retailing ................. — 1,530,398 — 1,530,398
Food Products ........................ — 3,320,896 — 3,320,896
Gas Utilities .......................... — 1,044,453 — 1,044,453
Health Care Equipment & Supplies ......... — 3,232,319 — 3,232,319
Health Care Technology ................. — 608,983 — 608,983
Hotels, Restaurants & Leisure ............. 486,780 206,880 — 693,660
Household Durables .................... — 1,492,467 — 1,492,467
Household Products .................... 199,037 3,777,623 — 3,976,660
Industrial Conglomerates ................ — 237,196 — 237,196
Insurance ............................ 1,386,682 2,655,055 — 4,041,737
Interactive Media & Services .............. 554,100 7,840,827 — 8,394,927
Internet & Direct Marketing Retail .......... 11,631,657 1,932,792 — 13,564,449

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets:
Common Stocks:
IT Services ........................... $ — $ 3,705,894 $ — $ 3,705,894
Life Sciences Tools & Services ............ — 647,958 — 647,958
Machinery ............................ — 1,436,936 — 1,436,936
Media ............................... 189,829 — — 189,829
Metals & Mining ....................... 165,259 4,609,041 — 4,774,300
Oil, Gas & Consumable Fuels ............. — 3,715,468 — 3,715,468
Personal Products ..................... — 668,409 — 668,409
Pharmaceuticals ....................... — 2,974,907 — 2,974,907
Real Estate Management & Development .... — 3,625,111 — 3,625,111
Semiconductors & Semiconductor Equipment . — 15,139,313 — 15,139,313
Software ............................. — 395,489 — 395,489
Specialty Retail ........................ — 1,762,494 — 1,762,494
Technology Hardware, Storage & Peripherals . — 5,973,962 — 5,973,962
Textiles, Apparel & Luxury Goods .......... — 857,487 — 857,487
Tobacco ............................. — 174,216 — 174,216
Transportation Infrastructure .............. — 175,580 — 175,580
Water Utilities ......................... 170,306 — — 170,306
Wireless Telecommunication Services ....... 402,508 3,583,588 — 3,986,096
Management Investment Companies ......... 535,766 — — 535,766
Preferred Stocks :
Banks ............................... 2,570,287 — — 2,570,287
Personal Products ..................... — 279,575 — 279,575
Rights ................................ 12,122 — — 12,122
Short Term Investments ................... 769,974 — — 769,974
Total Investments in Securities ........... $25,816,337 $112,230,698 $— $138,047,035
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .............................. — 674,971 — 674,971
Auto Components ...................... — 1,839,188 — 1,839,188
Automobiles .......................... — 3,648,894 — 3,648,894
Banks ............................... — 11,404,266 — 11,404,266
Beverages ........................... — 298,805 — 298,805
Biotechnology ......................... — 5,771,787 — 5,771,787
Building Products ...................... — 4,961,049 — 4,961,049
Capital Markets ........................ — 19,538,197 — 19,538,197
Chemicals ........................... — 5,298,299 — 5,298,299
Construction & Engineering ............... — 1,222,182 — 1,222,182
Construction Materials .................. — 544,692 — 544,692
Diversified Financial Services ............. — 4,253,870 — 4,253,870
Diversified Telecommunication Services ..... — 8,360,054 — 8,360,054
Electric Utilities ........................ — 2,979,915 — 2,979,915
Electrical Equipment .................... — 7,233,802 — 7,233,802
Electronic Equipment, Instruments &
Components ........................ — 1,833,014 — 1,833,014
Energy Equipment & Services ............. — 563,725 — 563,725
Entertainment ......................... — 616,844 — 616,844
Equity Real Estate Investment Trusts (REITs) . — 4,744,198 — 4,744,198
Food & Staples Retailing ................. 476,456 10,218,234 — 10,694,690
Food Products ........................ — 5,388,677 — 5,388,677
Gas Utilities .......................... — 1,944,997 — 1,944,997
Health Care Equipment & Supplies ......... — 6,909,485 — 6,909,485
Health Care Providers & Services .......... — 1,072,323 — 1,072,323
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets:
Common Stocks:
Household Durables .................... $ — $ 7,364,704 $ — $ 7,364,704
Household Products .................... — 1,483,913 — 1,483,913
Industrial Conglomerates ................ — 378,731 — 378,731
Insurance ............................ — 9,749,316 — 9,749,316
Interactive Media & Services .............. — 692,866 — 692,866
Internet & Direct Marketing Retail .......... — 1,431,382 — 1,431,382
IT Services ........................... — 9,062,273 — 9,062,273
Leisure Products ....................... — 430,694 — 430,694
Life Sciences Tools & Services ............ — 1,796,155 — 1,796,155
Machinery ............................ — 11,630,331 — 11,630,331
Marine .............................. — 1,861,159 — 1,861,159
Metals & Mining ....................... — 11,553,535 — 11,553,535
Multiline Retail ........................ — 1,922,164 — 1,922,164
Multi-Utilities .......................... — 3,820,552 — 3,820,552
Oil, Gas & Consumable Fuels ............. — 10,845,312 — 10,845,312
Personal Products ..................... — 2,381,808 — 2,381,808
Pharmaceuticals ....................... — 27,099,953 — 27,099,953
Professional Services ................... 4,392,261 11,893,566 — 16,285,827
Real Estate Management & Development .... — 4,294,812 — 4,294,812
Road & Rail .......................... — 488,857 — 488,857
Semiconductors & Semiconductor Equipment . — 5,329,347 — 5,329,347
Software ............................. 2,958,260 4,778,120 — 7,736,380
Specialty Retail ........................ — 5,333,890 — 5,333,890
Textiles, Apparel & Luxury Goods .......... — 7,351,312 — 7,351,312
Tobacco ............................. — 448,593 — 448,593
Transportation Infrastructure .............. — 397,828 — 397,828
Wireless Telecommunication Services ....... — 11,472,368 — 11,472,368
Preferred Stocks ........................ — 653,784 — 653,784
Short Term Investments ................... 3,295,841 — — 3,295,841
Total Investments in Securities ........... $11,122,818 $267,268,793 $— $278,391,611
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 709,350,660 — — 709,350,660
Short Term Investments ................... 7,725,842 — — 7,725,842
Total Investments in Securities ........... $717,076,502 $— $— $717,076,502
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Emerging Market Core Equity (IU)
Fund, Franklin International Core Equity (IU) Fund, and Franklin U.S. Core Equity (IU) Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund, and Franklin U.S. Core Equity (IU) Fund
(three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of July 31,
2020, the related statements of operations and changes in net assets, including the related notes, and each of the financial highlights for each periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.
Franklin Emerging Market Core Equity (IU) Fund
(a)
Franklin International Core Equity (IU) Fund
(a)
Franklin U.S. Core Equity (IU) Fund
(b)
Statement of operations and of changes in net assets for the period August 19, 2019 (effective date) through July 31, 2020, and the financial highlights for the period August 19, 2019 (effective date) through July 31, 2020
Statement of operations and of changes in net assets for the period August 1, 2019 (commencement of operations) through July 31, 2020, and the financial highlights for the period August 19, 2019 (effective date) through July 31, 2020
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodians and transfer agents. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
September 21, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended July 31,2020:
At July 31, 2020, more than 50% of the following Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The following Funds elect to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the
Fund distribution.
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Under Section 871(k)(2)(C) of the Internal Revenue Code, Emerging Market Core Equity (IU) Fund hereby reports the maximum amount allowable but no less than $1,563 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended July 31, 2020.
Franklin
U.S. Core
Equity (IU)
Fund
81.88%
Franklin
Emerging
Market
Core Equity
(IU) Fund
Franklin
International
Core Equity
(IU) Fund
$2,875,487 $5,726,052
Franklin
U.S.
Core Equity
(IU) Fund
$7,929,073

Franklin Fund Allocator Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 129 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 110 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy
Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee
(1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Avis Budget Group Inc. (car
rental) (2007-present), Omnicom
Group Inc. (advertising and
marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
J. Michael Luttig (1954) Trustee Since 2009 129 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 129 The Southern Company (energy company) (2014-present; previously
2010-2012), Graham Holdings
Company (education and media
organization) (2011-present)
and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis
Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and
Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
The Funds have adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940. The
program is designed to assess and manage each Fund’s
liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions;
its short and long-term cash flow projections; and its cash
holdings and access to other funding sources including the
Funds’ interfund lending facility and line of credit. The Funds’
Board of Trustees approved the appointment of the Director
of Liquidity Risk within the Investment Risk Management
Group (the “IRMG”) as the Administrator of the LRMP. The
IRMG maintains the Investment Liquidity Committee (the
“ILC”) to provide oversight and administration of policies
and procedures governing liquidity risk management for FT
products and portfolios. The ILC includes representatives
from Franklin Templeton’s Risk, Trading, Global Compliance,
Investment Compliance, Investment Operations, Valuation
Committee and Product Management groups.
The LRMP Administrator Annual Report was presented
to the Fund(s) Board of Trustees at their meetings in May
2020. The report covered the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019 (the “covered period”). The report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the
Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.
During the reporting period, the Fund maintained a high
level of liquid assets that are defined under the Liquidity
Rule as "Highly Liquid Investments." As a result, the Fund
was designated a “Primarily Highly Liquid Fund” as defined
under the Liquidity Rule and has not adopted a "Highly
Liquid Investment Minimum." A Highly Liquid Investment is
defined as cash and any investment reasonably expected
to be convertible to cash in current market conditions in
three business days or less without the conversion to cash
significantly changing the market value of the investment.
There can be no assurance that the program will achieve
its objectives in the future. Please refer to your Fund’s
prospectus for more information regarding the Fund’s
exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures
The Trust's investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust's complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust's
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission's website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $135,978 for the fiscal year ended July 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $183,444 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included valuation services related to a fair value engagement, for the issuance of an Auditor's Certificate for South Korean regulatory shareholders disclosures, and professional fees in connection with determining the feasibility of a U.S. direct lending structure.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $183,444 for the fiscal year ended July 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By __S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date September 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date September 25, 2020

By __S\GASTON GARDEY______________________
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date September 25, 2020